Loss Per Share (Details) - ₪ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Loss Per Share [Line Items]
Diluted loss per share	19,723,878	18,997,479
Ordinary Shares [Member] | Warrants [Member]
Loss Per Share [Line Items]
Par value per share	₪ 0.01	₪ 0.01